Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 506	$ 659
Pension obligations	0	257
Regulatory assets and liabilities	301	0
Non-capital losses	245	265
Non-depreciable capital property	273	273
Tax credit carryforwards	182	148
Investment in subsidiaries	102	99
Environmental expenditures	34	44
Deferred income tax assets gross	1,643	1,745
Less: valuation allowance	(381)	(378)
Total deferred income tax assets	1,262	1,367
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,728	1,304
Pension assets	129	0
Regulatory assets and liabilities	0	308
Other	6	4
Total deferred income tax liabilities	1,863	1,616
Net deferred income tax liabilities	$ (601)	$ (249)